Other Financial Liabilities - Summary of finance lease by currency and maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	$ 60,687	$ 51,495
Non-current lease liabilities	187,891	91,070
Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	9,246	4,792
Non-current lease liabilities	53,588	15,639
U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	11,038	20,470
Non-current lease liabilities	31,200	25,668
Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	23,393	15,685
Non-current lease liabilities	99,944	35,516
Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities		17
Non-current lease liabilities		386
Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	28,449	98,466
Non-current lease liabilities	$ 57,987	$ 195,635
Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.25%	0.25%
Current lease liabilities	$ 5,918	$ 6,242
Non-current lease liabilities	$ 37,038	$ 41,733
Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.16%	7.19%
Current lease liabilities	$ 32	$ 92,130
Non-current lease liabilities		$ 153,902
Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.01%	0.32%
Current lease liabilities	$ 22,499	$ 94
Non-current lease liabilities	20,949
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	7,290	60,153
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	1,435	1,946
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	13	58,113
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	5,842	94
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	34,417	33,534
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	21,159	38,313
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	4,483	4,296
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	19	34,017
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	16,657
One to two years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	24,451	27,967
One to two years [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	20,641	59,939
One to two years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	8,235	3,781
One to two years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities		56,158
One to two years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	12,406
Two to three years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	16,515	12,935
Two to three years [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	6,944	49,094
Two to three years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	4,741	4,374
Two to three years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities		44,720
Two to three years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	2,203
Three to four years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	14,487	9,573
Three to four years [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	6,969	44,618
Three to four years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	4,787	7,494
Three to four years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities		37,124
Three to four years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	2,182
Four to five years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	14,822	9,726
Four to five years [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	9,637	18,598
Four to five years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	7,394	7,494
Four to five years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities		11,104
Four to five years [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	2,243
Subsequent [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	117,616	30,869
Subsequent [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	13,796	23,386
Subsequent [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	11,881	18,590
Subsequent [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities		$ 4,796
Subsequent [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	$ 1,915